Accounts Receivable, Net, Net - Schedule of Net Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 75,346	$ 5,748
Less: Allowance for credit losses
Accounts receivable, net	$ 75,346	$ 5,748